Income Taxes (Schedule of Reconciliation of Combined Canadian Federal And Provincial Income Tax Rate) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Loss before income taxes	$ (10,740,593)	$ (9,719,054)
Expected income tax recovery at statutory tax rates	(2,900,000)	(2,624,000)
Impact of different statutory tax rates on earnings of subsidiaries	10,000	62,000
Change in statutory, foreign tax rates and other	(189,000)	(103,000)
Foreign exchange	964,000	2,119,000
Non-deductible expenditures	687,000	804,000
Share issuance costs	(399,000)	(473,000)
Adjustment in prior years provision statutory tax returns and expiry of non-capital losses	118,000	772,000
Change in unrecognized deductible temporary differences and others	1,709,000	(557,000)
Total